Supplemental Information on Oil and Natural Gas Operations (Unaudited) (Tables)	3 Months Ended	6 Months Ended
	Dec. 31, 2013	Jun. 30, 2014
Aggregate Capitalized Costs Related to Oil and Natural Gas Production Activities

Oil and natural gas interests include the following:

December 31, 2013
Oil and natural gas interests:
Subject to depletion	$287,732
Not subject to depletion-acquisition costs
Incurred in 2013	160,302

Total not subject to depletion	160,302

Gross oil and natural gas interests	448,034
Less accumulated depletion	(5,199)

Oil and natural gas interests, net	$442,835

Oil and natural gas interests include the following:

	June 30, 2014	December 31, 2013
	(in thousands)
Oil and natural gas interests:
Subject to depletion	$317,667	$287,732
Not subject to depletion—acquisition costs
Incurred in 2014	5,275	—
Incurred in 2013	130,367	160,302

Total not subject to depletion	135,642	160,302

Gross oil and natural gas interests	453,309	448,034
Less accumulated depletion	(16,830)	(5,199)

Oil and natural gas interests, net	$436,479	$442,835

Costs Incurred in Oil and Natural Gas Property Acquisition, Exploration and Development Activities

Costs incurred in oil and natural gas activities

Costs incurred in oil and natural gas property acquisition, exploration and development activities are as follows:

Period From Inception (September 18, 2013) Through December 31, 2013
Acquisition costs
Proved	$200,309
Unproved	247,725

Total	$448,034

Results of Operations from Oil and Natural Gas Producing Activities

The following schedule sets forth the revenues and expenses related to the production and sale of oil and natural gas. It does not include any interest costs or general and administrative costs and, therefore, is not necessarily indicative of the contribution to the net operating results of our oil, natural gas and natural gas liquids operations.

Period From Inception (September 18, 2013) Through December 31, 2013
Royalty income	$14,987
Production and ad valorem taxes	(972)
Depletion	(5,199)

Results of operations from oil, natural gas and natural gas liquids	$8,816

Changes in Estimated Proved Reserves

The changes in estimated proved reserves are as follows:

	Oil (Bbls)	Natural Gas Liquids (Bbls)	Natural Gas (Mcf)
Proved Developed and Undeveloped Reserves:
Balance at inception (September 18, 2013)	—	—	—
Purchase of reserves in place	5,725,640	1,672,824	7,418,633
Extensions and discoveries	1,724,366	364,047	2,403,261
Revisions of previous estimates	(81,111)	(841,777)	1,547,955
Production	(150,815)	(19,971)	(108,264)

As of December 31, 2013	7,218,080	1,175,123	11,261,585

Proved Developed Reserves:
December 31, 2013	3,692,207	609,303	6,280,409

Proved Undeveloped Reserves:
December 31, 2013	3,525,873	565,820	4,981,176

Standardized Measure of Discounted Future Net Cash Flows

The following table sets forth the standardized measure of discounted future net cash flows attributable to the Partnership’s proved oil and natural gas reserves as of December 31, 2013.

December 31, 2013
Future cash inflows	$770,528
Future production taxes	(53,040)
Future state margin tax expenses	(5,394)

Future net cash flows	712,094
10% discount to reflect timing of cash flows	(384,848)

Standardized measure of discounted future net cash flows	$327,246

Average First-Day-of-the-Month Price for Oil, Natural Gas and Natural Gas Liquids

In the table below the average first-day-of–the-month price for oil, natural gas and natural gas liquids is presented, all utilized in the computation of future cash inflows.

December 31, 2013
Unweighted Arithmetic Average First-Day-of-the-Month Prices
Oil (per Bbl)	$92.64
Natural gas (per Mcf)	$5.03
Natural gas liquids (per Bbl)	$38.45

Principal Changes in the Standardized Measure of Discounted Future Net Cash Flows

Principal changes in the standardized measure of discounted future net cash flows attributable to the Partnership’s proved reserves are as follows:

Period From Inception (September 18, 2013) Through December 31, 2013
Standardized measure of discounted future net cash flows at the beginning of the period	$—
Purchase of minerals in place	249,831
Sales of oil and natural gas, net of production costs	(14,015)
Extensions and discoveries	79,829
Net changes in prices and production costs	24,724
Revisions of previous quantity estimates	(19,383)
Net changes in state margin taxes	(586)
Accretion of discount	7,103
Net changes in timing of production and other	(257)

Standardized measure of discounted future net cash flows at the end of the period	$327,246

Aggregate [Member]
Aggregate Capitalized Costs Related to Oil and Natural Gas Production Activities

Aggregate capitalized costs related to oil and natural gas production activities with applicable accumulated depreciation, depletion and amortization are as follows:

December 31, 2013
Oil and natural gas interests:
Proved	$287,732
Unproved	160,302

Total oil and natural gas interests	448,034
Less accumulated depletion	(5,199)

Net oil and natural gas interests capitalized	$442,835